Management and assessment of financial risks (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of credit risk exposure [line items]
Assets | €	€ 547,142		€ 584,341
Cash and cash equivalents | €	€ 477,423		€ 516,685	€ 103,576	€ 144,221
United States of America, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Assets | $		$ 346,558
Cash and cash equivalents | $		129,235
Receivables due from related parties | $		201,078
Liabilities | $		$ 1,251
Reasonably possible change in risk variable, percent	10.00%
Adverse change in exchange rate, impact on foreign exchange loss | €	€ 27,302
Favorable change in exchange rate, impact on foreign exchange gain | €	€ 33,369